UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

55 Broadway

New York, NY 10006

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.1%
			Consumer Discretionary-8.6%
95,400			Allison Transmission Holdings, Inc.		$ 1,948,068
106,400			Best Buy Company, Inc.		1,260,840
31,400		*	BorgWarner, Inc.		2,248,868
129,400			CBS Corporation - Class "B"		4,923,670
18,700			Coach, Inc.		1,038,037
158,900			Dana Holding Corporation		2,480,429
69,900		*	Delphi Automotive, PLC		2,673,675
113,200			GNC Holdings, Inc. - Class "A"		3,767,296
42,300			Home Depot, Inc.		2,616,255
85,900			Limited Brands, Inc.		4,042,454
46,700			Lowe's Companies, Inc.		1,658,784
27,300			McDonald's Corporation		2,408,133
143,200			Newell Rubbermaid, Inc.		3,189,064
113,900			Pier 1 Imports, Inc.		2,278,000
177,300			Staples, Inc.		2,021,220
53,800		*	Steiner Leisure, Ltd.		2,592,622
210,500			Stewart Enterprises, Inc - Class "A"		1,608,220
27,700		*	TRW Automotive Holdings Corporation		1,484,997
22,800			Tupperware Brands Corporation		1,461,480
54,260			Wyndham Worldwide Corporation		2,887,175
					48,589,287
			Consumer Staples-5.2%
115,000			Altria Group, Inc.		3,613,300
88,100			Avon Products, Inc.		1,265,116
114,300			Coca-Cola Company		4,143,375
77,700			CVS Caremark Corporation		3,756,795
5,400			McCormick & Company, Inc.		343,062
85,600			Nu Skin Enterprises, Inc. - Class "A"		3,171,480
29,100			PepsiCo, Inc.		1,991,313
75,000			Philip Morris International, Inc.		6,273,000
26,700			Procter & Gamble Company		1,812,663
42,200			Wal-Mart Stores, Inc.		2,879,306
					29,249,410
			Energy-6.2%
36,900			Anadarko Petroleum Corporation		2,742,039
20,200			Chevron Corporation		2,184,428
61,500			ConocoPhillips		3,566,385
12,000			Devon Energy Corporation		624,480
44,000			Ensco, PLC - Class "A"		2,608,320
65,427			ExxonMobil Corporation		5,662,707
8,200			Hess Corporation		434,272
1,897			Hugoton Royalty Trust		13,867
94,886			Marathon Oil Corporation		2,909,205
38,843			Marathon Petroleum Corporation		2,447,109
36,100			National Oilwell Varco, Inc.		2,467,435
85,900			Noble Corporation		2,991,038
31,400			Phillips 66		1,667,340
14,300			Sasol, Ltd. (ADR)		619,047
13,100			Schlumberger, Ltd.		907,699
86,200			Suncor Energy, Inc.		2,842,876
					34,688,247
			Financials-6.0%
60,100			American Express Company		3,454,548
37,400			Ameriprise Financial, Inc.		2,342,362
92,400			Brookline Bancorp, Inc.		785,400
58,850			Discover Financial Services		2,268,667
27,300			Financial Select Sector SPDR Fund (ETF)		447,720
78,800			FirstMerit Corporation		1,118,172
33,800			Invesco, Ltd.		881,842
108,100			JPMorgan Chase & Company		4,753,157
34,000			M&T Bank Corporation		3,347,980
28,700			MetLife, Inc.		945,378
23,700			Morgan Stanley		453,144
68,200			New York Community Bancorp, Inc.		893,420
44,900			PNC Financial Services Group, Inc.		2,618,119
27,300			SPDR S&P Regional Banking (ETF)		763,581
117,672		*	Sunstone Hotel Investors, Inc. (REIT)		1,260,267
96,800			U.S. Bancorp		3,091,792
100,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		1,977,840
62,600			Wells Fargo & Company		2,139,668
					33,543,057
			Health Care-7.0%
79,200			Abbott Laboratories		5,187,600
26,200			Baxter International, Inc.		1,746,492
32,000			Covidien, PLC		1,847,680
54,617		*	Express Scripts Holding Company		2,949,318
50,500		*	Gilead Sciences, Inc.		3,709,225
71,700			Johnson & Johnson		5,026,170
15,900			McKesson Corporation		1,541,664
82,700			Merck & Company, Inc.		3,385,738
232,380			Pfizer, Inc.		5,828,090
66,800			Thermo Fisher Scientific, Inc.		4,260,504
45,200			Warner Chilcott, PLC - Class "A"		544,208
36,800		*	Watson Pharmaceuticals, Inc.		3,164,800
					39,191,489
			Industrials-10.4%
50,100			3M Company		4,651,785
50,737			ADT Corporation		2,358,763
78,900			Altra Holdings, Inc.		1,739,745
45,600			Armstrong World Industries, Inc.		2,313,288
29,100			Caterpillar, Inc.		2,606,778
32,900			Chicago Bridge & Iron Company NV - NY Shares		1,524,915
25,900			Dun & Bradstreet Corporation		2,037,035
40,000		*	Esterline Technologies Corporation		2,544,400
12,800			Gardner Denver, Inc.		876,800
66,900			Generac Holdings, Inc.		2,295,339
105,000			General Electric Company		2,203,950
56,800			Honeywell International, Inc.		3,605,096
49,000			IDEX Corporation		2,279,970
84,500			ITT Corporation		1,982,370
10,800			Lockheed Martin Corporation		996,732
63,100		*	Mobile Mini, Inc.		1,314,373
61,900			Pentair, Ltd.		3,042,385
10,500			Raytheon Company		604,380
27,300			Snap-on, Inc.		2,156,427
148,200			TAL International Group, Inc.		5,391,516
109,800			Textainer Group Holdings, Ltd.		3,454,308
37,550			Triumph Group, Inc.		2,452,015
99,775			Tyco International, Ltd.		2,918,419
42,200			United Technologies Corporation		3,460,822
					58,811,611
			Information Technology-10.6%
11,500			Apple, Inc.		6,129,845
159,400		*	Arris Group, Inc.		2,381,436
50,000			Avago Technologies, Ltd.		1,583,000
25,300		*	CACI International, Inc. - Class "A"		1,392,259
184,000			Cisco Systems, Inc.		3,615,600
25,600		*	eBay, Inc.		1,306,112
165,600		*	EMC Corporation		4,189,680
65,600			Hewlett-Packard Company		934,800
159,200			Intel Corporation		3,284,296
40,900			International Business Machines Corporation		7,834,395
127,000			Intersil Corporation - Class "A"		1,052,830
240,000			Microsoft Corporation		6,415,200
72,900		*	NeuStar, Inc. - Class "A"		3,056,697
94,700			Oracle Corporation		3,155,404
44,300		*	Parametric Technology Corporation		997,193
70,900			QUALCOMM, Inc.		4,397,218
103,300		*	Symantec Corporation		1,943,073
81,800			TE Connectivity, Ltd.		3,036,416
165,000		*	Yahoo!, Inc.		3,283,500
					59,988,954
			Materials-3.4%
42,800			Celanese Corporation - Series "A"		1,905,884
41,400			Cytec Industries, Inc.		2,849,562
73,700			Freeport-McMoRan Copper & Gold, Inc.		2,520,540
98,600			International Paper Company		3,928,224
103,700			Kronos Worldwide, Inc.		2,022,150
39,700			LyondellBasell Industries NV - Class "A"		2,266,473
11,100			Praxair, Inc.		1,214,895
19,700			Rock-Tenn Company - Class "A"		1,377,227
38,000			RPM International, Inc.		1,115,680
					19,200,635
			Telecommunication Services-1.6%
118,700			AT&T, Inc.		4,001,377
109,200			Verizon Communications, Inc.		4,725,084
					8,726,461
			Utilities-.1%
13,000			Atmos Energy Corporation		456,560
Total Value of Common Stocks (cost $246,888,432)					332,445,711
			CORPORATE BONDS-27.1%
			Aerospace/Defense-.4%
$1,000	M		BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	1,050,774
1,000	M		United Technologies Corp., 6.125%, 2/1/2019		1,247,858
					2,298,632
			Agriculture-.6%
1,000	M		Cargill, Inc., 6%, 11/27/2017	(a)	1,204,405
1,500	M		CF Industries, Inc., 7.125%, 5/1/2020		1,890,607
					3,095,012
			Automotive-.2%
1,000	M		Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	1,048,754
			Chemicals-.3%
1,500	M		Dow Chemical Co., 4.25%, 11/15/2020		1,673,208
			Consumer Durables-.4%
1,000	M		Black & Decker Corp., 5.75%, 11/15/2016		1,154,940
1,000	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,106,275
					2,261,215
			Energy-2.3%
1,000	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,275,976
1,000	M		DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	1,324,450
1,000	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		1,076,874
1,000	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		1,032,051
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022		1,021,155
1,000	M		Petrobras International Finance Co., 5.375%, 1/27/2021		1,130,820
1,000	M		Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	1,048,786
500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018		609,514
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018		1,221,261
1,000	M		Valero Energy Corp., 9.375%, 3/15/2019		1,377,199
1,500	M		Weatherford International, Inc., 6.35%, 6/15/2017		1,718,541
					12,836,627
			Financial Services-3.4%
1,000	M		Aflac, Inc., 8.5%, 5/15/2019		1,363,708
			American Express Co.:
500	M		6.15%, 8/28/2017		603,111
1,000	M		7%, 3/19/2018		1,264,860
1,500	M		American International Group, Inc., 4.875%, 9/15/2016		1,679,157
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,185,513
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		1,079,320
1,000	M		BlackRock, Inc., 5%, 12/10/2019		1,198,323
1,000	M		Caterpillar Financial Services Corp., 5.85%, 9/1/2017		1,202,052
1,000	M		CoBank, ACB, 7.875%, 4/16/2018	(a)	1,272,004
1,000	M		ERAC USA Finance, Co., 4.5%, 8/16/2021	(a)	1,091,629
1,500	M		Ford Motor Credit Co., LLC, 5%, 5/15/2018		1,658,904
			General Electric Capital Corp.:
1,000	M		5.625%, 9/15/2017		1,180,965
1,000	M		5.5%, 1/8/2020		1,185,470
1,000	M		Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	1,092,596
1,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	1,091,941
1,000	M		Prudential Financial, Inc., 6%, 12/1/2017		1,201,188
					19,350,741
			Financials-3.9%
1,500	M		Bank of America Corp., 5.65%, 5/1/2018		1,747,206
			Barclays Bank, PLC:
1,000	M		6.75%, 5/22/2019		1,222,865
1,000	M		5.125%, 1/8/2020		1,140,637
			Citigroup, Inc.:
1,000	M		6.375%, 8/12/2014		1,081,068
1,000	M		6.125%, 11/21/2017		1,191,440
1,500	M		Fifth Third Bancorp, 3.5%, 3/15/2022		1,575,184
2,100	M		Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,469,831
2,500	M		JPMorgan Chase & Co., 6%, 1/15/2018		2,996,290
1,000	M		Merrill Lynch & Co., Inc., 5%, 1/15/2015		1,068,822
1,800	M		Morgan Stanley, 6.625%, 4/1/2018		2,123,833
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)	1,161,653
1,000	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,182,855
1,000	M		UBS AG, 4.875%, 8/4/2020		1,163,846
			Wells Fargo & Co.:
1,000	M		5.625%, 12/11/2017		1,194,017
500	M		4.6%, 4/1/2021		576,124
					21,895,671
			Food/Beverage/Tobacco-2.9%
1,500	M		Altria Group, Inc., 9.7%, 11/10/2018		2,102,395
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		1,314,979
1,000	M		Bottling Group, LLC, 5.125%, 1/15/2019		1,182,322
1,000	M		Bunge Limited Finance Corp., 3.2%, 6/15/2017		1,044,715
1,000	M		ConAgra Foods, Inc., 5.875%, 4/15/2014		1,064,306
1,000	M		Corn Products International, Inc., 4.625%, 11/1/2020		1,118,429
1,000	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,206,062
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		1,261,396
1,500	M		Lorillard Tobacco Co., 6.875%, 5/1/2020		1,831,029
1,000	M		Mead Johnson Nutrition Co., 4.9%, 11/1/2019		1,142,939
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018		1,213,825
1,500	M		SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	1,622,868
					16,105,265
			Forest Products/Containers-.2%
1,000	M		International Paper Co., 9.375%, 5/15/2019		1,365,447
			Gaming/Leisure-.2%
1,000	M		Marriott International, Inc., 3.25%, 9/15/2022		1,002,365
			Health Care-1.4%
1,000	M		Aristotle Holding, Inc., 4.75%, 11/15/2021	(a)	1,136,910
1,000	M		Biogen IDEC, Inc., 6.875%, 3/1/2018		1,240,052
1,000	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		1,062,572
1,000	M		Mylan, Inc., 3.125%, 1/15/2023	(a)	993,496
1,000	M		Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		1,196,774
1,000	M		Quest Diagnostics, Inc., 6.4%, 7/1/2017		1,179,221
1,000	M		Roche Holdings, Inc., 6%, 3/1/2019	(a)	1,246,446
					8,055,471
			Household Products-.2%
1,000	M		Clorox Co., 3.05%, 9/15/2022		1,033,155
			Information Technology-1.5%
1,000	M		Corning, Inc., 4.75%, 3/15/2042		1,057,334
1,500	M		Dell, Inc., 5.875%, 6/15/2019		1,732,050
1,000	M		Harris Corp., 4.4%, 12/15/2020		1,083,557
1,500	M		Motorola Solutions, Inc., 6%, 11/15/2017		1,763,095
1,000	M		Pitney Bowes, Inc., 5.75%, 9/15/2017		1,070,215
1,500	M		Symantec Corp., 3.95%, 6/15/2022		1,525,407
					8,231,658
			Manufacturing-1.2%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018		1,208,937
1,000	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		1,222,553
1,000	M		John Deere Capital Corp., 5.35%, 4/3/2018		1,194,709
1,000	M		Johnson Controls, Inc., 5%, 3/30/2020		1,138,268
1,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		1,200,362
1,000	M		Tyco Flow Control International, Ltd., 3.15%, 9/15/2022	(a)	1,001,554
					6,966,383
			Media-Broadcasting-1.1%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	1,393,583
1,000	M		CBS Corp., 8.875%, 5/15/2019		1,350,495
1,500	M		Comcast Corp., 5.15%, 3/1/2020		1,780,615
1,000	M		Time Warner Cable, Inc., 6.2%, 7/1/2013		1,027,576
500	M		Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		708,013
					6,260,282
			Media-Diversified-.4%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 11/15/2017		1,162,784
1,000	M		Vivendi SA, 6.625%, 4/4/2018	(a)	1,176,972
					2,339,756
			Metals/Mining-1.6%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,640,727
1,500	M		ArcelorMittal, 6.125%, 6/1/2018		1,521,984
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,731,754
1,500	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		1,606,943
1,500	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,713,011
1,000	M		Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	1,076,003
					9,290,422
			Real Estate Investment Trusts-1.3%
1,500	M		Boston Properties, LP, 5.875%, 10/15/2019		1,791,171
1,000	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		1,108,638
1,000	M		HCP, Inc., 5.375%, 2/1/2021		1,140,652
1,000	M		ProLogis, LP, 6.625%, 5/15/2018		1,209,224
1,000	M		Simon Property Group, LP, 5.75%, 12/1/2015		1,127,150
1,000	M		Ventas Realty, LP, 4.75%, 6/1/2021		1,095,442
					7,472,277
			Retail-General Merchandise-.4%
1,000	M		GAP, Inc., 5.95%, 4/12/2021		1,145,939
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036		1,318,907
					2,464,846
			Telecommunications-.6%
1,000	M		BellSouth Telecommunications, 6.375%, 6/1/2028		1,200,661
1,000	M		GTE Corp., 6.84%, 4/15/2018		1,253,406
649	M		Verizon Communications, Inc., 8.75%, 11/1/2018		902,209
					3,356,276
			Transportation-.4%
1,000	M		Con-way, Inc., 7.25%, 1/15/2018		1,159,614
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,034,963
					2,194,577
			Utilities-2.0%
925	M		Arizona Public Service Co., 8.75%, 3/1/2019		1,220,819
1,000	M		Atmos Energy Corp., 8.5%, 3/15/2019		1,344,544
1,000	M		Consolidated Edison Co. of New York, 7.125%, 12/1/2018		1,307,717
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,216,262
1,000	M		Electricite de France SA, 6.5%, 1/26/2019	(a)	1,225,758
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019		1,702,914
451	M		Great River Energy Co., 5.829%, 7/1/2017	(a)	480,001
1,000	M		Ohio Power Co., 5.375%, 10/1/2021		1,213,929
1,000	M		Sempra Energy, 9.8%, 2/15/2019		1,401,856
					11,113,800
			Waste Management-.2%
1,000	M		Republic Services, Inc., 3.8%, 5/15/2018		1,100,729
Total Value of Corporate Bonds (cost $141,863,724)					152,812,569
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-6.5%
			Fannie Mae-3.5%
1,000	M		3%, 1/14/2043	(b)	1,048,594
2,899	M		3.5%, 8/1/2042 - 9/1/2042		3,100,947
1,475	M		4%, 12/1/2040 - 10/1/2041		1,583,063
2,135	M		5%, 4/1/2040		2,391,601
5,709	M		5.5%, 5/1/2033 - 10/1/2039		6,315,069
2,673	M		6%, 5/1/2036 - 8/1/2037		2,946,357
1,044	M		6.5%, 11/1/2033 - 6/1/2036		1,175,558
703	M		7%, 3/1/2032 - 8/1/2032		827,873
					19,389,062
			Freddie Mac-1.3%
1,651	M		4.5%, 10/1/2040		1,827,128
4,774	M		5.5%, 5/1/2038 - 10/1/2039		5,290,501
350	M		6%, 9/1/2032 - 6/1/2035		388,939
					7,506,568
			Government National Mortgage Association II Program-1.7%
1,809	M		3%, 11/20/2042		1,931,768
3,468	M		3.5%, 9/20/2042		3,774,339
3,713	M		4.5%, 7/20/2041		4,085,231
					9,791,338
Total Value of Residential Mortgage-Backed Securities (cost $35,016,168)					36,686,968
			U.S. GOVERNMENT OBLIGATIONS-1.8%
1,000	M		U.S. Treasury Note, 1.375%, 12/31/2018 (cost $10,001,314)		10,261,720
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
2,500	M		Fannie Mae, 0.875%, 10/26/2017		2,513,075
			Freddie Mac:
1,500	M		5.125%, 10/18/2016		1,759,412
1,000	M		1.25%, 5/12/2017		1,024,254
1,500	M		5.125%, 11/17/2017		1,809,688
			Tennessee Valley Authority:
1,000	M		4.375%, 6/15/2015		1,096,401
1,000	M		4.5%, 4/1/2018		1,180,565
Total Value of U.S. Government Agency Obligations (cost $9,089,326)					9,383,395
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.7%
			Fannie Mae:
3,000	M		0.05%, 1/14/2013		2,999,946
5,000	M		0.115%, 2/27/2013		4,999,089
13,000	M		Federal Home Loan Bank, 0.025%, 1/16/2013		12,999,865
Total Value of Short-Term Corporate Notes (cost $20,998,900)					20,998,900
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
			U.S. Treasury Bills:
2,500	M		Zero Coupon, 1/3/2013		2,500,000
2,000	M		0.07%, 1/10/2013		1,999,965
Total Value of Short-Term U.S. Government Obligations (cost $4,499,965)					4,499,965
Total Value of Investments (cost $468,357,829)			100.7%		567,089,228
Excess of Liabilities Over Other Assets			(.7)		(3,979,328)
Net Assets			100.0%		$ 563,109,900

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2012, the Fund held twenty-three 144A securities with an aggregate value of $26,267,784 representing 4.7% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2012, the cost of investments for federal income tax purposes was
$469,608,472. Accumulated net unrealized appreciation on investments was
$97,480,756, consisting of $105,059,560 gross unrealized appreciation and
$7,578,804 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$332,445,711	$-	$-	$332,445,711
Corporate Bonds	-	152,812,569	-	152,812,569
Residential Mortgage-Backed
Securities	-	36,686,968	-	36,686,968
U.S. Government
Obligations	-	10,261,720	-	10,261,720
U.S. Government Agency
Obligations	-	9,383,395	-	9,383,395
Short-Term U.S. Government
Agency Obligations	-	20,998,900	-	20,998,900
Short-Term U.S. Government
Obligations	-	4,499,965	-	4,499,965
Total Investments in Securities*	$332,445,711	$234,643,517	$-	$567,089,228

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
December 31, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-92.9%
			Consumer Discretionary-10.3%
123,000			Comcast Corporation - Special Shares "A"		$ 4,421,850
72,500			Dana Holding Corporation		1,131,725
107,500		*	Delphi Automotive, PLC		4,111,875
32,900			Genuine Parts Company		2,091,782
85,000			GNC Holdings, Inc. - Class "A"		2,828,800
49,300			Home Depot, Inc.		3,049,205
104,500			Lowe's Companies, Inc.		3,711,840
23,600			McDonald's Corporation		2,081,756
197,500			Newell Rubbermaid, Inc.		4,398,325
115,000		*	Orient-Express Hotels, Ltd. - Class "A"		1,344,350
93,400			Regal Entertainment Group - Class "A"		1,302,930
130,000			Staples, Inc.		1,482,000
43,400			Target Corporation		2,567,978
64,633			Time Warner, Inc.		3,091,396
69,400			Walt Disney Company		3,455,426
					41,071,238
			Consumer Staples-11.4%
195,000			Altria Group, Inc.		6,126,900
54,300			Avon Products, Inc.		779,748
28,800			Beam, Inc.		1,759,392
109,200			Coca-Cola Company		3,958,500
125,500			ConAgra Foods, Inc.		3,702,250
91,700			CVS Caremark Corporation		4,433,695
45,000			Dr. Pepper Snapple Group, Inc.		1,988,100
45,800			Kimberly-Clark Corporation		3,866,894
43,066			Kraft Foods Group, Inc.		1,958,211
20,000			Nu Skin Enterprises, Inc. - Class "A"		741,000
38,413			PepsiCo, Inc.		2,628,602
54,800			Philip Morris International, Inc.		4,583,472
89,700		*	Prestige Brands Holdings, Inc.		1,796,691
55,400			Procter & Gamble Company		3,761,106
55,900			Wal-Mart Stores, Inc.		3,814,057
					45,898,618
			Energy-9.7%
69,400			Chevron Corporation		7,504,916
66,500			ConocoPhillips		3,856,335
39,600			Devon Energy Corporation		2,060,784
45,000			Ensco, PLC - Class "A"		2,667,600
77,400			ExxonMobil Corporation		6,698,970
69,600			Marathon Oil Corporation		2,133,936
38,000			Marathon Petroleum Corporation		2,394,000
44,500			Occidental Petroleum Corporation		3,409,145
80,500			Royal Dutch Shell, PLC - Class "A" (ADR)		5,550,475
71,000			Seadrill, Ltd.		2,612,800
					38,888,961
			Financials-12.4%
42,600			ACE, Ltd.		3,399,480
21,300			Ameriprise Financial, Inc.		1,334,019
98,000			Berkshire Hills Bancorp, Inc.		2,338,280
22,856			Chubb Corporation		1,721,514
125,000			Financial Select Sector SPDR Fund (ETF)		2,050,000
150,600			FirstMerit Corporation		2,137,014
39,600			Invesco, Ltd.		1,033,164
30,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)		1,188,600
157,800			JPMorgan Chase & Company		6,938,466
39,500			M&T Bank Corporation		3,889,565
99,700			New York Community Bancorp, Inc.		1,306,070
73,100			People's United Financial, Inc.		883,779
47,900			PNC Financial Services Group, Inc.		2,793,049
56,500			Protective Life Corporation		1,614,770
54,300			Select Income REIT (REIT)		1,345,011
55,100			Tompkins Financial Corporation		2,184,164
32,800			Travelers Companies, Inc.		2,355,696
68,300			U.S. Bancorp		2,181,502
88,500			Urstadt Biddle Properties, Inc.- Class "A" (REIT)		1,741,680
188,500			Wells Fargo & Company		6,442,930
130,500			Westfield Financial, Inc.		943,515
					49,822,268
			Health Care-12.2%
86,100			Abbott Laboratories		5,639,550
44,600			Baxter International, Inc.		2,973,036
65,000			Covidien, PLC		3,753,100
77,400			GlaxoSmithKline, PLC (ADR)		3,364,578
123,900			Johnson & Johnson		8,685,390
190,211			Merck & Company, Inc.		7,787,238
69,000			Novartis AG (ADR)		4,367,700
351,300			Pfizer, Inc.		8,810,604
30,000			UnitedHealth Group, Inc.		1,627,200
161,500			Warner Chilcott, PLC - Class "A"		1,944,460
					48,952,856
			Industrials-12.8%
38,600			3M Company		3,584,010
64,537			ADT Corporation		3,000,325
63,000			Altra Holdings, Inc.		1,389,150
35,700			Dover Corporation		2,345,847
25,000			Dun & Bradstreet Corporation		1,966,250
55,000			Eaton Corporation, PLC		2,981,000
19,800		*	Esterline Technologies Corporation		1,259,478
65,000			Generac Holdings, Inc.		2,230,150
17,800			General Dynamics Corporation		1,233,006
293,600			General Electric Company		6,162,664
71,900			Honeywell International, Inc.		4,563,493
66,450			ITT Corporation		1,558,917
21,372			Pentair, Ltd.		1,050,434
83,700			TAL International Group, Inc.		3,045,006
73,700			Textainer Group Holdings, Ltd.		2,318,602
56,500			Triumph Group, Inc.		3,689,450
89,075			Tyco International, Ltd.		2,605,444
24,200			United Parcel Service, Inc. - Class "B"		1,784,266
40,000			United Technologies Corporation		3,280,400
39,100			Xylem, Inc.		1,059,610
					51,107,502
			Information Technology-8.3%
39,100			Automatic Data Processing, Inc.		2,229,091
257,000			Cisco Systems, Inc.		5,050,050
254,700			Intel Corporation		5,254,461
228,700			Intersil Corporation - Class "A"		1,895,923
38,700			Maxim Integrated Products, Inc.		1,137,780
285,000			Microsoft Corporation		7,618,050
64,800			Molex, Inc.		1,770,984
50,000			Oracle Corporation		1,666,000
52,800			QUALCOMM, Inc.		3,274,656
94,200			TE Connectivity, Ltd.		3,496,704
					33,393,699
			Materials-4.9%
28,300			Cytec Industries, Inc.		1,947,889
66,900			Dow Chemical Company		2,162,208
62,600			DuPont (E.I.) de Nemours & Company		2,815,122
55,000			Freeport-McMoRan Copper & Gold, Inc.		1,881,000
79,500			Glatfelter		1,389,660
92,500			International Paper Company		3,685,200
31,700			LyondellBasell Industries NV - Class "A"		1,809,753
28,000			Rock-Tenn Company - Class "A"		1,957,480
59,100			Sonoco Products Company		1,757,043
					19,405,355
			Telecommunication Services-6.2%
248,230			AT&T, Inc.		8,367,833
238,800			CenturyLink, Inc.		9,341,856
87,100			NTELOS Holdings Corporation		1,141,881
140,500			Verizon Communications, Inc.		6,079,435
					24,931,005
			Utilities-4.7%
89,500			American Electric Power Company, Inc.		3,819,860
50,100			NextEra Energy, Inc.		3,466,419
120,900			NiSource, Inc.		3,009,201
112,600			Portland General Electric Company		3,080,736
75,000			PPL Corporation		2,147,250
106,400			Vectren Corporation		3,128,160
					18,651,626
Total Value of Common Stocks (cost $309,491,988)					372,123,128
			PREFERRED STOCKS-.3%
			Financials
46,000			Urstadt Biddle Properties, Inc., 7.125%, 10/24/2017 (cost $1,150,000)		1,195,540
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.2%
			Fannie Mae:
$7,000	M		0.05%, 1/14/2013		6,999,874
4,000	M		0.115%, 2/27/2013		3,999,271
10,000	M		Federal Home Loan Bank, 0.025%, 1/16/2013		9,999,896
Total Value of Short-Term U.S. Government Agency Obligations (cost $20,999,041)					20,999,041
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.1%
			U.S. Treasury Bills:
1,500	M		Zero Coupon, 1/3/2013		1,500,000
3,000	M		(0.02)%, 1/10/2013		3,000,017
2,000	M		0.09%, 2/21/2013		1,999,745
2,000	M		0.08%, 2/28/2013		1,999,742
Total Value of Short-Term U.S. Government Obligations (cost $8,499,504)					8,499,504
Total Value of Investments (cost $340,140,533)				100.5%	402,817,213
Excess of Liabilities Over Other Assets				(.5)	(1,866,157)
Net Assets				100.0%	$ 400,951,056

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2012, the cost of investments for federal income tax purposes was $340,269,146. Accumulated net unrealized appreciation on investments was
$62,548,067, consisting of $70,364,574 gross unrealized appreciation and
$7,816,507 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$372,123,128	$-	$-	$372,123,128
Preferred Stocks	1,195,540	-	-	1,195,540
Short-Term U.S Government
Agency Obligations	-	20,999,041	-	20,999,041
Short-Term U.S. Government
Obligations	-	8,499,504	-	8,499,504
Total Investments in Securities*	$373,318,668	$29,498,545	$-	$402,817,213

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.6%
			Consumer Discretionary-14.9%
350,000			Allison Transmission Holdings, Inc.		$ 7,147,000
385,000			Best Buy Company, Inc.		4,562,250
115,000		*	BorgWarner, Inc.		8,236,300
497,000			CBS Corporation - Class "B"		18,910,850
70,000			Coach, Inc.		3,885,700
600,000			Dana Holding Corporation		9,366,000
260,000		*	Delphi Automotive, PLC		9,945,000
415,000			GNC Holdings, Inc. - Class "A"		13,811,200
180,000			Home Depot, Inc.		11,133,000
315,000			Limited Brands, Inc.		14,823,900
171,100			Lowe's Companies, Inc.		6,077,472
114,100			McDonald's Corporation		10,064,761
525,000			Newell Rubbermaid, Inc.		11,691,750
400,000			Pier 1 Imports, Inc.		8,000,000
650,000			Staples, Inc.		7,410,000
150,000		*	Steiner Leisure, Ltd.		7,228,500
631,800			Stewart Enterprises, Inc. - Class "A"		4,826,952
110,000		*	TRW Automotive Holdings Corporation		5,897,100
65,900			Tupperware Brands Corporation		4,224,190
160,000			Walt Disney Company		7,966,400
230,000			Wyndham Worldwide Corporation		12,238,300
					187,446,625
			Consumer Staples-9.0%
420,000			Altria Group, Inc.		13,196,400
337,800			Avon Products, Inc.		4,850,808
432,600			Coca-Cola Company		15,681,750
285,000			CVS Caremark Corporation		13,779,750
25,000			McCormick & Company, Inc.		1,588,250
315,200			Nu Skin Enterprises, Inc. - Class "A"		11,678,160
126,000			PepsiCo, Inc.		8,622,180
275,000			Philip Morris International, Inc.		23,001,000
135,562			Procter & Gamble Company		9,203,304
175,000			Wal-Mart Stores, Inc.		11,940,250
					113,541,852
			Energy-10.7%
138,000			Anadarko Petroleum Corporation		10,254,780
144,800			Chevron Corporation		15,658,672
230,000			ConocoPhillips		13,337,700
51,500			Devon Energy Corporation		2,680,060
145,000			Ensco, PLC - Class "A"		8,595,600
240,490			ExxonMobil Corporation		20,814,410
31,700			Hess Corporation		1,678,832
6,920			Hugoton Royalty Trust		50,585
348,019			Marathon Oil Corporation		10,670,263
142,509			Marathon Petroleum Corporation		8,978,067
132,500			National Oilwell Varco, Inc.		9,056,375
307,500			Noble Corporation		10,707,150
115,000			Phillips 66		6,106,500
60,000			Sasol, Ltd. (ADR)		2,597,400
48,300			Schlumberger, Ltd.		3,346,707
302,900			Suncor Energy, Inc.		9,989,642
					134,522,743
			Financials-9.8%
230,000			American Express Company		13,220,400
140,000			Ameriprise Financial, Inc.		8,768,200
335,000			Brookline Bancorp, Inc.		2,847,500
190,000			Discover Financial Services		7,324,500
100,000			Financial Select Sector SPDR Fund (ETF)		1,640,000
290,000			FirstMerit Corporation		4,115,100
130,000			Invesco, Ltd.		3,391,700
396,730			JPMorgan Chase & Company		17,444,218
125,000			M&T Bank Corporation		12,308,750
120,000			MetLife, Inc.		3,952,800
100,000			Morgan Stanley		1,912,000
250,000			New York Community Bancorp, Inc.		3,275,000
165,000			PNC Financial Services Group, Inc.		9,621,150
100,000			SPDR S&P Regional Banking (ETF)		2,797,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)		3,830,603
355,000			U.S. Bancorp		11,338,700
350,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		6,888,000
237,050			Wells Fargo & Company		8,102,369
					122,777,990
			Health Care-11.5%
291,600			Abbott Laboratories		19,099,800
100,000			Baxter International, Inc.		6,666,000
117,500			Covidien, PLC		6,784,450
200,000		*	Express Scripts Holding Company		10,800,000
185,000		*	Gilead Sciences, Inc.		13,588,250
270,625			Johnson & Johnson		18,970,812
60,000			McKesson Corporation		5,817,600
303,300			Merck & Company, Inc.		12,417,102
853,453			Pfizer, Inc.		21,404,601
244,800			Thermo Fisher Scientific, Inc.		15,613,344
175,000			Warner Chilcott, PLC - Class "A"		2,107,000
136,100		*	Watson Pharmaceuticals, Inc.		11,704,600
					144,973,559
			Industrials-17.3%
185,000			3M Company		17,177,250
186,237			ADT Corporation		8,658,158
288,800			Altra Holdings, Inc.		6,368,040
175,000			Armstrong World Industries, Inc.		8,877,750
107,000			Caterpillar, Inc.		9,585,060
120,000			Chicago Bridge & Iron Company NV - NY Shares		5,562,000
95,000			Dun & Bradstreet Corporation		7,471,750
140,000		*	Esterline Technologies Corporation		8,905,400
47,200			Gardner Denver, Inc.		3,233,200
245,000			Generac Holdings, Inc.		8,405,950
385,000			General Electric Company		8,081,150
209,700			Honeywell International, Inc.		13,309,659
179,475			IDEX Corporation		8,350,972
325,500			ITT Corporation		7,636,230
45,000			Lockheed Martin Corporation		4,153,050
168,210		*	Mobile Mini, Inc.		3,503,814
227,072			Pentair, Ltd.		11,160,589
62,500			Raytheon Company		3,597,500
100,000			Snap-on, Inc.		7,899,000
525,000			TAL International Group, Inc.		19,099,500
403,200			Textainer Group Holdings, Ltd.		12,684,672
137,300			Triumph Group, Inc.		8,965,690
372,475			Tyco International, Ltd.		10,894,894
154,700			United Technologies Corporation		12,686,947
68,300			Xylem, Inc.		1,850,930
					218,119,155
			Information Technology-17.5%
41,500			Apple, Inc.		22,120,745
585,000		*	Arris Group, Inc.		8,739,900
180,000			Avago Technologies, Ltd.		5,698,800
94,500		*	CACI International, Inc. - Class "A"		5,200,335
675,000			Cisco Systems, Inc.		13,263,750
100,000		*	eBay, Inc.		5,102,000
600,000		*	EMC Corporation		15,180,000
321,300			Hewlett-Packard Company		4,578,525
583,775			Intel Corporation		12,043,278
151,425			International Business Machines Corporation		29,005,459
500,000			Intersil Corporation - Class "A"		4,145,000
876,345			Microsoft Corporation		23,424,702
267,100		*	NeuStar, Inc. - Class "A"		11,199,503
350,000			Oracle Corporation		11,662,000
163,600		*	Parametric Technology Corporation		3,682,636
260,000			QUALCOMM, Inc.		16,125,200
380,200		*	Symantec Corporation		7,151,562
275,000			TE Connectivity, Ltd.		10,208,000
605,000		*	Yahoo!, Inc.		12,039,500
					220,570,895
			Materials-5.3%
156,900			Celanese Corporation - Series "A"		6,986,757
152,100			Cytec Industries, Inc.		10,469,043
270,000			Freeport-McMoRan Copper & Gold, Inc.		9,234,000
361,700			International Paper Company		14,410,128
275,000			Kronos Worldwide, Inc.		5,362,500
130,000			LyondellBasell Industries NV - Class "A"		7,421,700
40,000			Praxair, Inc.		4,378,000
71,700			Rock-Tenn Company - Class "A"		5,012,547
135,000			RPM International, Inc.		3,963,600
					67,238,275
			Telecommunication Services-2.5%
435,300			AT&T, Inc.		14,673,963
396,400			Verizon Communications, Inc.		17,152,228
					31,826,191
			Utilities-.1%
50,000			Atmos Energy Corporation		1,756,000
Total Value of Common Stocks (cost $937,778,480)					1,242,773,285
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.2%
			Fannie Mae:
$1,500	M		0.05%, 1/14/2013		1,499,973
5,000	M		0.115%, 2/27/2013		4,999,090
			Federal Home Loan Bank:
6,500	M		0.025%, 1/16/2013		6,499,932
2,000	M		0.115%, 3/6/2013		1,999,591
Total Value of Short-Term U.S. Government Agency Obligations (cost $14,998,586)					14,998,586
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.4%
			U.S. Treasury Bills:
2,000	M		0.07%, 1/10/2013		1,999,965
3,000	M		0.08%, 2/28/2013		2,999,613
Total Value of Short-Term U.S. Government Obligations (cost $4,999,578)					4,999,578
Total Value of Investments (cost $957,776,644)				100.2%	1,262,771,449
Excess of Liabilities Over Other Assets				(.2)	(2,360,755)
Net Assets				100.0%	$ 1,260,410,694

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2012, the cost of investments for federal income tax purposes was $963,218,798. Accumulated net unrealized appreciation on investments was $299,552,651, consisting of $335,415,326 gross unrealized appreciation and $35,862,675 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,242,773,285	$-	$-	$1,242,773,285
Short-Term U.S Government
Agency Obligations	-	14,998,586	-	14,998,586
Short-Term U.S. Government
Obligations	-	4,999,578	-	4,999,578
Total Investments in Securities*	$1,242,773,285	$19,998,164	$-	$1,262,771,449

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.7%
			United States-46.4%
8,100			Accenture, PLC - Class "A"		$ 538,650
18,100			Aetna, Inc.		838,030
85,585			Aflac, Inc.		4,546,275
14,900		*	AGCO Corporation		731,888
34,700			Altria Group, Inc.		1,090,274
14,715			Ameriprise Financial, Inc.		921,600
39,530			Amgen, Inc.		3,412,230
27,840			Anadarko Petroleum Corporation		2,068,790
26,120			Analog Devices, Inc.		1,098,607
8,905			Apple, Inc.		4,746,632
50,900			Assured Guaranty, Ltd.		724,307
95,280			AT&T, Inc.		3,211,889
100,185			Bank of America Corporation		1,162,146
20,300		*	Bed Bath & Beyond, Inc.		1,134,973
13,615			BlackRock, Inc.		2,814,357
21,205			Boeing Company		1,598,009
31,160			Cardinal Health, Inc.		1,283,169
26,600			Carnival Corporation		978,082
55,600			CBS Corporation - Class "B"		2,115,580
17,200		*	Check Point Software Technologies, Ltd.		819,408
10,105			Chevron Corporation		1,092,755
6,340			Chicago Bridge & Iron Company NV - NY Shares		293,859
20,045			Cigna Corporation		1,071,606
183,425			Cisco Systems, Inc.		3,604,301
74,800			Citigroup, Inc.		2,959,088
27,720			Comcast Corporation - Class "A"		1,036,174
19,440			Covidien, PLC		1,122,466
34,900			CVS Caremark Corporation		1,687,415
77,500			D.R. Horton, Inc.		1,532,950
9,100			Deere & Company		786,422
35,850			Discover Financial Services		1,382,018
55,225			Eaton Corporation, PLC		2,993,195
39,795		*	eBay, Inc.		2,030,341
41,570			Eli Lilly & Company		2,050,232
104,085		*	EMC Corporation		2,633,351
36,300			Ensco, PLC - Class "A"		2,151,864
9,300		*	Express Scripts Holding Company		502,200
65,925			ExxonMobil Corporation		5,705,809
4,550			Flowserve Corporation		667,940
131,515			General Electric Company		2,760,500
4,810		*	Google, Inc. - Class "A"		3,412,070
30,600		*	Green Mountain Coffee Roasters, Inc.		1,265,616
21,100			Herbalife, Ltd.		695,034
13,120			Honeywell International, Inc.		832,726
10,945			IAC/InterActiveCorp		517,699
3,700			International Business Machines Corporation		708,735
22,540			Johnson & Johnson		1,580,054
23,205			Joy Global, Inc.		1,480,015
112,100			JPMorgan Chase & Company		4,929,037
34,700			Las Vegas Sands Corporation		1,601,752
90,550			Lowe's Companies, Inc.		3,216,336
20,485			Mattel, Inc.		750,161
3,500			McKesson Corporation		339,360
82,025			Merck & Company, Inc.		3,358,104
127,135			Microsoft Corporation		3,398,319
9,000			National Oilwell Varco, Inc.		615,150
19,050			NextEra Energy, Inc.		1,318,070
31,100			Noble Corporation		1,082,902
18,345			Nordstrom, Inc.		981,458
100,650			Oracle Corporation		3,353,658
40,140			PepsiCo, Inc.		2,746,780
27,900			Philip Morris International, Inc.		2,333,556
30,475			PNC Financial Services Group, Inc.		1,776,997
37,655			Procter & Gamble Company		2,556,398
36,670			QUALCOMM, Inc.		2,274,273
13,900			Ross Stores, Inc.		752,685
33,855			St. Jude Medical, Inc.		1,223,520
8,600			Starbucks Corporation		461,132
19,680			Starwood Hotels & Resorts Worldwide, Inc.		1,128,845
19,755			United Parcel Service, Inc. - Class "B"		1,456,536
16,000			UnitedHealth Group, Inc.		867,840
23,000			Waddell & Reed Financial, Inc. - Class "A"		800,860
33,785			Walgreen Company		1,250,383
19,600			Wal-Mart Stores, Inc.		1,337,308
10,300			Walt Disney Company		512,837
26,100			Wells Fargo & Company		892,098
15,050		*	WESCO International, Inc.		1,014,822
50,075			Western Union Company		681,521
28,800		*	Whiting Petroleum Corporation		1,249,056
					134,653,085
			United Kingdom-9.7%
195,872			Aberdeen Asset Management, PLC		1,179,396
5,555			Antofagasta, PLC		121,815
25,997			AstraZeneca, PLC		1,232,778
19,000			AstraZeneca, PLC (ADR)		898,130
162,652			BG Group, PLC		2,714,737
52,791			BHP Billiton, PLC		1,863,312
350,750			BP, PLC		2,440,292
48,725			BP, PLC (ADR)		2,028,909
32,281			British American Tobacco, PLC		1,642,052
238,955		*	Direct Line Insurance Group, PLC		840,537
77,534			Imperial Tobacco Group, PLC		3,008,035
225,372			National Grid, PLC		2,586,537
10,500			National Grid, PLC (ADR)		603,120
164,868			Rexam, PLC		1,180,416
49,025			Rio Tinto, PLC		2,861,242
212,379			Rolls-Royce Holdings, PLC		3,048,181
15,975,200		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	25,967
					28,275,456
			France-7.9%
34,932			Accor SA		1,244,448
27,052			Air Liquide SA		3,413,651
67,531			ArcelorMittal		1,176,042
175,099			AXA SA		3,140,326
11,728			BNP Paribas SA		666,887
8,543			Bureau Veritas SA		956,793
12,227			Danone SA		804,467
15,920			Essilor International SA		1,603,751
18,531			Pernod Ricard SA		2,147,445
27,133			Renault SA		1,471,799
59,729			Rexel SA		1,220,179
32,877			Safran SA		1,422,121
14,791			Unibail-Rodamco		3,582,626
					22,850,535
			Japan-5.4%
32,100			Daiichi Sankyo Company, Ltd.		493,775
28,000			Daito Trust Construction Company, Ltd.		2,651,486
27,100			Eisai Company, Ltd.		1,133,454
32,900			FamilyMart Company, Ltd.		1,358,082
17,700			FANUC, Ltd.		3,299,553
2,300			Fast Retailing Company, Ltd.		588,139
84,000			Fuji Heavy Industries, Ltd.		1,061,350
14,300			Honda Motor Company, Ltd.		530,637
277,400			Mitsubishi UFJ Financial Group, Inc.		1,503,994
53,000			Mitsui Fudosan Company, Ltd.		1,299,092
46,900			Rakuten, Inc.		366,467
35,800			Softbank Corporation		1,314,335
					15,600,364
			Switzerland-4.8%
12,316		*	Actelion, Ltd. - Registered		588,881
10,412			Compagnie Financiere Richemont SA		816,671
1,340			Givaudan SA		1,415,015
57,526			Julius Baer Group, Ltd.		2,046,521
221			Partners Group Holding AG		51,052
24,593			Roche Holding AG - Genusscheine		4,968,439
175			SGS SA - Registered		388,389
25,599		*	Swiss Reinsurance Company, Ltd.		1,854,478
118,100		*	UBS AG - Registered		1,846,720
					13,976,166
			Canada-3.3%
64,355			Barrick Gold Corporation		2,253,069
34,900			Canadian National Railway Company		3,166,131
14,600		*	MEG Energy Corporation		447,516
4,200		*	MEG Energy Corporation	(b)	128,738
41,200			Suncor Energy, Inc.		1,354,713
47,900			Tim Hortons, Inc.		2,347,134
					9,697,301
			Hong Kong-2.4%
678,000			AIA Group, Ltd.		2,689,175
293,200			Sands China, Ltd.		1,310,799
466,295			Shangri-La Asia, Ltd.		939,319
128,056			Sun Hung Kai Properties, Ltd.		1,942,000
					6,881,293
			China-2.1%
106,500			Anhui Conch Cement Company, Ltd.		397,816
1,398,000			China Construction Bank Corporation		1,142,462
611,600			China Pacific Insurance Group Company, Ltd.		2,306,039
170,000			ENN Energy Holdings, Ltd.		744,921
618,000			Lenovo Group, Ltd.		569,833
188,000			Shandong Weigao Group Medical Polymer Company, Ltd.		188,638
120,000		*	Shanghai Forun Pharmaceutical Group Company, Ltd.		181,451
81,600			Sinopharm Group Company		259,122
216,500			Zhongsheng Group Holdings, Ltd.		332,370
					6,122,652
			Sweden-2.1%
76,257			Assa Abloy AB - Class "B"		2,869,505
69,117			SKF AB - "B" Shares		1,749,949
104,051			Volvo AB - "B" Shares		1,434,265
					6,053,719
			South Korea-1.8%
7,409			Hyundai Motor Company		1,527,322
2,551			Samsung Electronics Company, Ltd.		3,665,276
					5,192,598
			Italy-1.7%
16,712			Saipem SpA		650,214
804,597			Snam Rete Gas SpA		3,751,072
86,969		*	UniCredit SpA		427,769
					4,829,055
			Brazil-1.4%
65,300			Banco Santander Brasil SA (ADS)		474,731
93,600			BR Malls Participacoes SA		1,235,200
15,600			BR Properties SA		194,286
44,500			Cia de Concessoes Rodoviarias		422,723
26,100			Julio Simoes Logistica SA		178,462
34,500			Localiza Rent a Car SA		631,868
27,400			Mills Estruturas e Servicos		454,994
45,491			Raia Drogasil SA		512,565
					4,104,829
			Australia-1.3%
221,703			Transurban Group		1,408,932
207,855			Westfield Group		2,294,958
					3,703,890
			Germany-1.1%
5,707			Brenntag AG		750,982
8,853			Continental AG		1,030,628
17,428			GSW Immobilien AG		737,489
80,158			Infineon Technologies AG		652,232
					3,171,331
			Taiwan-.9%
152,100			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)		2,610,036
			Spain-.9%
59,475			Repsol SA		1,212,613
98,184			Telefonica SA		1,327,748
					2,540,361
			Israel-.9%
67,605			Teva Pharmaceutical Industries, Ltd. (ADR)		2,524,371
			Belgium-.7%
39,942			Umicore SA		2,209,097
			Ireland-.6%
82,940			CRH, PLC		1,714,550
			India-.5%
77,836		*	Bharti Infratel, Ltd.		275,175
166,084			ITC, Ltd.		874,573
12,230			United Spirits, Ltd.		423,831
					1,573,579
			Russia-.5%
58,600			Sberbank of Russia (ADR)		736,016
30,300		*	Yandex NV		653,571
					1,389,587
			Austria-.4%
41,456		*	Erste Group Bank AG		1,316,520
			Finland-.4%
6,795			Kone Oyj - Class "B"		501,963
18,533			Nokian Renkaat Oyj		741,501
					1,243,464
			Portugal-.4%
84,473		*	Banco Espirito Santo, SA		100,350
18,584			Galp Energia SGPS SA		288,132
149,692			Portugal Telecom SGPS SA		744,555
					1,133,037
			Norway-.3%
18,547		*	Algeta ASA		518,793
15,671			Telenor ASA		318,660
					837,453
			Colombia-.2%
80,944		*	Cemex Latam Holdings SA		521,303
			Netherlands-.2%
7,985			ASML Holding NV - NY Shares (ADR)		514,314
			Mexico-.1%
82,700			Fibra Uno Administracion SA		248,367
102,800		*	Macquarie Mexico Real Estate Management SA de CV		202,655
					451,022
			Malaysia-.1%
381,900			Airasia Berhad		343,624
			Poland-.1%
15,940		*	Alior Bank SA		322,673
			United Arab Emirates-.1%
88,970		*	NMC Health, PLC		285,351
Total Value of Common Stocks (cost $231,346,436)					286,642,616
			RIGHTS-.0%
			Spain
59,475			Repsol SA (Expire 1/10/2013) (cost $0)	(a)	-
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
$2,500	M		Federal Home Loan Bank, 0.115%, 3/6/2013 (cost $2,499,489)		2,499,489
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.3%
1,000	M		U.S. Treasury Bills, Zero Coupon, 1/13/2013 (cost $1,000,000)		1,000,000
Total Value of Investments (cost $234,845,925)			99.9%		290,142,105
Other Assets, Less Liabilities			.1		311,498
Net Assets			100.0%		$ 290,453,603

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2012, the Fund held two securities that were fair valued by the Valuation Committee with an aggregate value of $25,967 representing 0% of the Fund's net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2012, the Fund held one 144A security with a value of $128,738 representing 0% of the Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ADS	American Depositary Shares

At December 31, 2012, the cost of investments for federal income tax purposes was
$241,152,235. Accumulated net unrealized appreciation on investments was
$48,989,870, consisting of $55,484,848 gross unrealized appreciation and
$6,494,978 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2		Level 3	Total
Common Stocks
United States	$134,653,085	$-		$-	$134,653,085
United Kingdom	3,530,159	24,719,330		25,967	28,275,456
France	-	22,850,535		-	22,850,535
Japan	-	15,600,364		-	15,600,364
Switzerland	-	13,976,166		-	13,976,166
Canada	9,697,301	-		-	9,697,301
Hong Kong	-	6,881,293		-	6,881,293
China	-	6,122,652		-	6,122,652
Sweden	-	6,053,719		-	6,053,719
South Korea	-	5,192,598		-	5,192,598
Italy	-	4,829,055		-	4,829,055
Brazil	474,731	3,630,098		-	4,104,829
Australia	-	3,703,890		-	3,703,890
Germany	-	3,171,331		-	3,171,331
Taiwan	2,610,036	-		-	2,610,036
Spain	-	2,540,361		-	2,540,361
Israel	2,524,371	-		-	2,524,371
Belgium	-	2,209,097		-	2,209,097
Ireland	-	1,714,550		-	1,714,550
India	-	1,573,579		-	1,573,579
Russia	1,389,587	-		-	1,389,587
Austria	-	1,316,520		-	1,316,520
Finland	-	1,243,464		-	1,243,464
Portugal	-	1,133,037		-	1,133,037
Norway	-	837,453		-	837,453
Colombia	521,303	-		-	521,303
Netherlands	514,314	-		-	514,314
Mexico	451,022	-		-	451,022
Malaysia	-	343,624		-	343,624
Poland	-	322,673		-	322,673
United Arab Emirates	-	285,351		-	285,351
Rights
Spain	-	-		-	-
Short-Term U.S. Government
Agency Obligations	-	2,499,489		-	2,499,489
Short-Term U.S. Government
Obligations	-	1,000,000		-	1,000,000
Total Investments in Securities	$156,365,909	$133,750,229	*	$25,967	$290,142,105

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $130,250,740 of investment securities were classified as Level 2 instead of Level 1.

During the period ended December 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2012	$-
Purchases	25,967
Sales	-
Change in unrealized
appreciation (depreciation)	-
Realized gain (loss)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, December 31, 2012	$25,967

The following is a summary of Level 3 inputs by industry

Industrials	$25,967
Energy	-
$25,967

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2012

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.7%
			Consumer Discretionary-12.9%
137,600		*	Bed Bath & Beyond, Inc.	$ 7,693,216
137,800			Home Depot, Inc.	8,522,930
127,700			Mattel, Inc.	4,676,374
159,000			Ross Stores, Inc.	8,609,850
86,700			Tupperware Brands Corporation	5,557,470
				35,059,840
			Consumer Staples-15.0%
67,000			Costco Wholesale Corporation	6,617,590
100,200			Ingredion, Inc.	6,455,886
71,800			Kimberly-Clark Corporation	6,062,074
260,100			Kroger Company	6,767,802
61,800			Philip Morris International, Inc.	5,168,952
106,600			Whole Foods Market, Inc.	9,735,778
				40,808,082
			Energy-6.2%
55,400			Chevron Corporation	5,990,956
47,700			ExxonMobil Corporation	4,128,435
72,700			Helmerich & Payne, Inc.	4,071,927
34,900			Occidental Petroleum Corporation	2,673,689
				16,865,007
			Financials-8.6%
121,800			American Express Company	7,001,064
210,100			East West Bancorp, Inc.	4,515,049
74,200			Travelers Companies, Inc.	5,329,044
208,800			U.S. Bancorp	6,669,072
				23,514,229
			Health Care-15.0%
84,600			Cooper Companies, Inc.	7,823,808
57,500			Johnson & Johnson	4,030,750
70,600			McKesson Corporation	6,845,376
139,600			Omnicare, Inc.	5,039,560
193,500			ResMed, Inc.	8,043,795
106,900		*	Watson Pharmaceuticals, Inc.	9,193,400
				40,976,689
			Industrials-9.0%
108,000		*	Alaska Air Group, Inc.	4,653,720
202,800			AMETEK, Inc.	7,619,196
164,500			Robert Half International, Inc.	5,234,390
82,000			Wabtec Corporation	7,178,280
				24,685,586
			Information Technology-26.5%
140,810			Accenture, PLC - Class "A"	9,363,865
19,700			Apple, Inc.	10,500,691
1,121,400		*	Brocade Communications Systems, Inc.	5,977,062
763,700		*	Cadence Design Systems, Inc.	10,317,587
147,700			IAC/InterActiveCorp	6,986,210
27,800			International Business Machines Corporation	5,325,090
106,900			Motorola Solutions, Inc.	5,952,192
213,500		*	Nuance Communications, Inc.	4,765,320
206,200			Oracle Corporation	6,870,584
67,700		*	VMware, Inc. - Class "A"	6,373,278
				72,431,879
			Materials-3.3%
44,500			CF Industries Holdings, Inc.	9,040,620
			Utilities-2.2%
316,900			Centerpoint Energy, Inc.	6,100,325
Total Value of Common Stocks (cost $208,247,340)				269,482,257
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.6%
$1,700	M		U.S. Treasury Bills, Zero Coupon, 1/3/2013 (cost $1,700,000)	1,700,000
			SHORT-TERM U.S. GOVERNMENT AGENCY
			OBLIGATIONS-.6%
1,500	M		Federal Home Loan Bank, 0.025%, 1/16/2013 (cost $1,499,984)	1,499,984
Total Value of Investments (cost $211,447,324)			99.9%	272,682,241
Other Assets, Less Liabilities			.1	241,966
Net Assets			100.0%	$ 272,924,207

*	Non-income producing

At December 31, 2012, the cost of investments for federal income tax purposes was $211,447,324. Accumulated net unrealized appreciation on investments was $61,234,917, consisting of $64,346,964 gross unrealized appreciation and
$3,112,047 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$269,482,257	$-	$-	$269,482,257
Short-Term U.S. Government
Obligations	-	1,700,000	-	1,700,000
Short-Term U.S Government
Agency Obligations	-	1,499,984	-	1,499,984
Total Investments in Securities*	$269,482,257	$3,199,984	$-	$272,682,241

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2012

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.4%
			Consumer Discretionary-16.6%
230,000			Allison Transmission Holdings, Inc.	$ 4,696,600
70,000		*	BorgWarner, Inc.	5,013,400
73,500			Coach, Inc.	4,079,985
390,000			Dana Holding Corporation	6,087,900
190,250		*	Del Frisco's Restaurant Group, Inc.	2,965,997
210,000		*	Delphi Automotive, PLC	8,032,500
181,400		*	Dreamworks Animation SKG, Inc. - Class "A"	3,005,798
225,000			GNC Holdings, Inc. - Class "A"	7,488,000
165,000			Limited Brands, Inc.	7,764,900
275,000			Newell Rubbermaid, Inc.	6,124,250
50,000			Nordstrom, Inc.	2,675,000
225,000		*	Orient-Express Hotels, Ltd. - Class "A"	2,630,250
6,900			Oxford Industries, Inc.	319,884
310,000			Pier 1 Imports, Inc.	6,200,000
25,000			Ralph Lauren Corporation	3,748,000
547,200			Stewart Enterprises, Inc. - Class "A"	4,180,608
35,000		*	Tempur-Pedic International, Inc.	1,102,150
22,500			Tiffany & Company	1,290,150
135,000		*	TRW Automotive Holdings Corporation	7,237,350
65,600			Tupperware Brands Corporation	4,204,960
100,000			Wyndham Worldwide Corporation	5,321,000
				94,168,682
			Consumer Staples-4.4%
150,000			Avon Products, Inc.	2,154,000
45,000			McCormick & Company, Inc.	2,858,850
200,000			Nu Skin Enterprises, Inc. - Class "A"	7,410,000
538,500		*	Prestige Brands Holdings, Inc.	10,786,155
67,386			Tootsie Roll Industries, Inc.	1,746,645
5,000		*	WhiteWave Foods Company - Class "A"	77,700
				25,033,350
			Energy-7.2%
30,000		*	Dril-Quip, Inc.	2,191,500
130,000			Ensco, PLC - Class "A"	7,706,400
40,000			EOG Resources, Inc.	4,831,600
90,000			EQT Corporation	5,308,200
43,000			Hess Corporation	2,277,280
139,700			National Oilwell Varco, Inc.	9,548,495
110,000		*	Plains Exploration & Production Company	5,163,400
225,000			Talisman Energy, Inc.	2,549,250
125,000		*	Weatherford International, Ltd.	1,398,750
				40,974,875
			Financials-13.6%
60,000			Ameriprise Financial, Inc.	3,757,800
180,000			Berkshire Hills Bancorp, Inc.	4,294,800
225,000			Brookline Bancorp, Inc.	1,912,500
105,000			City National Corporation	5,199,600
178,600			Discover Financial Services	6,885,030
150,000			Douglas Emmett, Inc. (REIT)	3,495,000
32,500			Federal Realty Investment Trust (REIT)	3,380,650
90,000			Financial Select Sector SPDR Fund (ETF)	1,476,000
225,000			FirstMerit Corporation	3,192,750
51,000			IBERIABANK Corporation	2,505,120
138,200			Invesco, Ltd.	3,605,638
75,000			M&T Bank Corporation	7,385,250
220,000			NASDAQ OMX Group, Inc.	5,502,200
150,000			New York Community Bancorp, Inc.	1,965,000
100,000			Oritani Financial Corporation	1,532,000
331,300			Protective Life Corporation	9,468,554
92,000			SPDR S&P Regional Banking (ETF)	2,573,240
73,800			Tompkins Financial Corporation	2,925,432
175,000			Waddell & Reed Financial, Inc. - Class "A"	6,093,500
				77,150,064
			Health Care-8.5%
75,000			DENTSPLY International, Inc.	2,970,750
75,000		*	Gilead Sciences, Inc.	5,508,750
87,500			McKesson Corporation	8,484,000
20,000			Perrigo Company	2,080,600
90,000		*	Sirona Dental Systems, Inc.	5,801,400
125,000			Thermo Fisher Scientific, Inc.	7,972,500
365,000			Warner Chilcott, PLC - Class "A"	4,394,600
130,300		*	Watson Pharmaceuticals, Inc.	11,205,800
				48,418,400
			Industrials-23.0%
70,000			A.O. Smith Corporation	4,414,900
213,600			Altra Holdings, Inc.	4,709,880
120,000			Armstrong World Industries, Inc.	6,087,600
110,000			Chicago Bridge & Iron Company NV - NY Shares	5,098,500
70,000			Dun & Bradstreet Corporation	5,505,500
80,000		*	EnerSys, Inc.	3,010,400
120,000		*	Esterline Technologies Corporation	7,633,200
37,100			Gardner Denver, Inc.	2,541,350
160,000			Generac Holdings, Inc.	5,489,600
180,000			IDEX Corporation	8,375,400
277,500			ITT Corporation	6,510,150
82,500			J.B. Hunt Transport Services, Inc.	4,926,075
175,000		*	Mobile Mini, Inc.	3,645,250
131,400			Pentair, Ltd.	6,458,310
76,000			Regal-Beloit Corporation	5,355,720
40,000			Roper Industries, Inc.	4,459,200
85,500			Snap-on, Inc.	6,753,645
297,500			TAL International Group, Inc.	10,823,050
221,800			Textainer Group Holdings, Ltd.	6,977,828
95,000			Timken Company	4,543,850
180,000			Triumph Group, Inc.	11,754,000
125,000		*	United Rentals, Inc.	5,690,000
				130,763,408
			Information Technology-12.1%
445,000		*	Arris Group, Inc.	6,648,300
150,000		*	ATMI, Inc.	3,132,000
200,000			Avago Technologies, Ltd.	6,332,000
84,500		*	CACI International, Inc. - Class "A"	4,650,035
40,000		*	Cirrus Logic, Inc.	1,158,800
45,000		*	Fiserv, Inc.	3,556,350
200,000			Intersil Corporation - Class "A"	1,658,000
67,500			Intuit, Inc.	4,016,250
243,600		*	NeuStar, Inc. - Class "A"	10,214,148
530,000			NVIDIA Corporation	6,513,700
250,000		*	Symantec Corporation	4,702,500
265,000			TE Connectivity, Ltd.	9,836,800
225,000			Technology Select Sector SPDR Fund (ETF)	6,513,750
				68,932,633
			Materials-7.7%
80,000			Agrium, Inc.	7,992,800
50,000			Cabot Corporation	1,989,500
96,000			Cytec Industries, Inc.	6,607,680
90,000			Freeport-McMoRan Copper & Gold, Inc.	3,078,000
203,400			International Paper Company	8,103,456
90,000			Kronos Worldwide, Inc.	1,755,000
40,000			Praxair, Inc.	4,378,000
80,900			Rock-Tenn Company - Class "A"	5,655,719
55,000			Sigma-Aldrich Corporation	4,046,900
				43,607,055
			Telecommunication Services-.6%
250,000			NTELOS Holdings Corporation	3,277,500
			Utilities-3.7%
111,000			AGL Resources, Inc.	4,436,670
110,000			Portland General Electric Company	3,009,600
135,000			SCANA Corporation	6,161,400
200,000			Wisconsin Energy Corporation	7,370,000
				20,977,670
Total Value of Common Stocks (cost $404,317,810)				553,303,637
			SHORT-TERM U.S. GOVERNMENT AGENCY
			OBLIGATIONS-1.4%
$8,000	M		Federal Home Loan Bank, 0.025%, 1/16/2013 (cost $7,999,917)	7,999,917
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.3%
			U.S. Treasury Bills:
1,500	M		Zero Coupon, 1/3/2013	1,500,000
3,000	M		0.07%, 1/10/2013	2,999,948
3,000	M		0.09%, 2/21/2013	2,999,617
Total Value of Short-Term U.S. Government Obligations (cost $7,499,565)				7,499,565
Total Value of Investments (cost $419,817,292)			100.1%	568,803,119
Excess of Liabilities Over Other Assets			(.1)	(420,421)
Net Assets			100.0%	$ 568,382,698

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2012, the cost of investments for federal income tax purposes was $420,023,524. Accumulated net unrealized appreciation on investments was $148,779,595, consisting of $159,349,226 gross unrealized appreciation and $10,569,631 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$553,303,637	$-	$-	$553,303,637
Short-Term U.S Government
Agency Obligations	-	7,999,917	-	7,999,917
Short-Term U.S. Government
Obligations	-	7,499,565	-	7,499,565
Total Investments in Securities*	$553,303,637	$15,499,482	$-	$568,803,119

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-95.9%
			Consumer Discretionary-18.0%
145,904			American Eagle Outfitters, Inc.		$ 2,992,491
424,950			American Greetings Corporation - Class "A"		7,177,405
193,650		*	Deckers Outdoor Corporation		7,798,286
573,975		*	Express, Inc.		8,661,283
103,250			Foot Locker, Inc.		3,316,390
80,000			Hillenbrand, Inc.		1,808,800
149,575		*	Iconix Brand Group, Inc.		3,338,514
183,225			Men's Wearhouse, Inc.		5,709,291
68,125			PVH Corporation		7,562,556
475,775			Regal Entertainment Group - Class "A"		6,637,061
44,144		*	Visteon Corporation		2,375,830
351,050		*	WMS Industries, Inc.		6,143,375
					63,521,282
			Consumer Staples-1.1%
36,933			Cal-Maine Foods, Inc.		1,485,445
201,992		*	Dole Food Company, Inc.		2,316,848
					3,802,293
			Energy-6.7%
153,875		*	Approach Resources, Inc.		3,848,414
194,200		*	Denbury Resources, Inc.		3,146,040
309,916		*	Matrix Service Company		3,564,034
331,950		*	Midstates Petroleum Company, Inc.		2,287,135
652,625		*	PetroQuest Energy, Inc.		3,230,494
186,650		*	Stone Energy Corporation		3,830,058
85,200		*	Whiting Petroleum Corporation		3,695,124
					23,601,299
			Financials-17.9%
16,612		*	Alleghany Corporation		5,571,997
135,600			American Financial Group, Inc.		5,358,912
605,100			Anworth Mortgage Asset Corporation (REIT)		3,497,478
210,900			Aspen Insurance Holdings, Ltd.		6,765,672
766,097			Capitol Federal Financial, Inc.		8,955,674
258,600		*	EZCORP, Inc. - Class "A"		5,135,796
3,600		*	Markel Corporation		1,560,312
1,032,100			MFA Financial, Inc. (REIT)		8,370,331
154,900			Mid-America Apartment Communities, Inc. (REIT)		10,029,775
168,150			Montpelier Re Holdings, Ltd.		3,843,909
177,775		*	PHH Corporation		4,044,381
					63,134,237
			Health Care-9.1%
96,603		*	Life Technologies Corporation		4,741,275
185,963		*	Magellan Health Services, Inc.		9,112,187
101,725		*	MEDNAX, Inc.		8,089,172
250,036		*	Myriad Genetics, Inc.		6,813,481
107,850			PerkinElmer, Inc.		3,423,159
					32,179,274
			Industrials-9.2%
145,400			Applied Industrial Technologies, Inc.		6,108,254
143,800			EMCOR Group, Inc.		4,976,918
131,550			GATX Corporation		5,696,115
19,992		*	Greenbrier Companies, Inc.		323,271
91,500			Kennametal, Inc.		3,660,000
33,750			Precision Castparts Corporation		6,392,925
73,975			Ryder System, Inc.		3,693,572
51,625		*	TriMas Corporation		1,443,435
					32,294,490
			Information Technology-21.4%
248,400		*	Avnet, Inc.		7,603,524
598,125		*	Comverse Technology, Inc.		2,296,800
59,812		*	Comverse, Inc.		1,706,436
425,825			Convergys Corporation		6,987,788
331,350			Cypress Semiconductor Corporation		3,591,834
206,575		*	Demand Media, Inc.		1,919,082
827,300		*	Emulex Corporation		6,039,290
92,450			IAC/InterActiveCorp		4,372,885
184,625			j2 Global, Inc.		5,645,833
517,792		*	Kulicke and Soffa Industries, Inc.		6,208,326
338,651		*	Microsemi Corporation		7,125,217
896,125		*	QLogic Corporation		8,719,296
1,125,590		*	TriQuint Semiconductor, Inc.		5,447,856
725,400		*	Vishay Intertechnology, Inc.		7,711,002
					75,375,169
			Materials-11.3%
121,500		*	Allied Nevada Gold Corporation		3,660,795
103,000			AptarGroup, Inc.		4,915,160
297,850		*	Chemtura Corporation		6,332,291
320,350			Huntsman Corporation		5,093,565
64,924			Innospec, Inc.		2,239,229
248,600			Olin Corporation		5,367,274
88,600			Schnitzer Steel Industries, Inc. - Class "A"		2,687,238
118,725			Sensient Technologies Corporation		4,221,861
68,115			Westlake Chemical Corporation		5,401,520
					39,918,933
			Telecommunication Services-1.2%
445,900		*	Premiere Global Services, Inc.		4,360,902
Total Value of Common Stocks (cost $278,455,259)					338,187,879
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.8%
			Fannie Mae:
$2,000	M		0.05%, 1/14/2013		1,999,964
5,000	M		0.115%, 2/27/2013		4,999,089
3,000	M		Federal Home Loan Bank, 0.115%, 3/6/2013		2,999,387
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,998,440)					9,998,440
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.0%
			U.S. Treasury Bills:
1,000	M		Zero Coupon, 1/10/13		1,000,005
2,600	M		0.08%, 2/28/13		2,599,665
Total Value of Short-Term U.S. Government Obligations (cost $3,599,670)					3,599,670
Total Value of Investments (cost $292,053,369)				99.7%	351,785,989
Other Assets, Less Liabilities				.3	952,515
Net Assets				100.0%	$ 352,738,504

*	Non-income producing

Summary of Abbreviations:
	REIT	Real Estate Investment Trust

At December 31, 2012, the cost of investments for federal income tax purposes was $293,224,157. Accumulated net unrealized appreciation on investments was $58,561,832, consisting of $68,562,228 gross unrealized appreciation and
$10,000,396 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$338,187,879	$-	$-	$338,187,879
Short-Term U.S Government
Agency Obligations	-	9,998,440	-	9,998,440
Short-Term U.S. Government
Obligations	-	3,599,670	-	3,599,670
Total Investments in Securities*	$338,187,879	$13,598,110	$-	$351,785,989

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-95.6%
			United Kingdom-25.4%
314,997		*	Barratt Developments, PLC		$ 1,076,546
210,908			British American Tobacco, PLC		10,728,351
169,620			Diageo, PLC		4,943,614
259,847			Domino's Pizza Group, PLC		2,122,571
94,108			Fresnillo, PLC		2,888,282
533,695			HSBC Holdings, PLC		5,659,057
92,457			Imperial Tobacco Group, PLC		3,586,993
140,621			Persimmon, PLC		1,847,055
197,418		*	Rolls-Royce Holdings, PLC		2,833,452
14,061,368		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	22,857
116,838			SABMiller, PLC		5,426,047
203,347			Standard Chartered, PLC		5,265,930
					46,400,755
			India-13.0%
530,686			HDFC Bank, Ltd.		6,616,021
5,104			HDFC Bank, Ltd. (ADR)		207,835
106,934			Hindustan Unilever, Ltd.		1,030,133
543,313			Housing Development Finance Corporation, Ltd.		8,300,088
909,162			ITC, Ltd.		4,787,507
18,062			Nestle India, Ltd.		1,645,755
46,837			Tata Consultancy Services, Ltd.		1,079,130
					23,666,469
			Switzerland-12.8%
22,800		*	DKSH Holding, Ltd.		1,647,895
823		*	Lindt & Spruengli AG		2,681,842
105,820			Nestle SA - Registered		6,898,784
1,618			SGS SA - Registered		3,590,932
548,488		*	UBS AG - Registered		8,576,660
					23,396,113
			Canada-8.5%
65,403			Enbridge, Inc.		2,824,474
89,042			Goldcorp, Inc.		3,256,020
17,872			TransCanada Corporation		843,253
144,617		*	Valeant Pharmaceuticals International, Inc.		8,614,276
					15,538,023
			Netherlands-7.5%
30,826			Core Laboratories NV		3,369,590
63,673			Royal Dutch Shell, PLC - Class "A"		2,189,050
211,359			Unilever NV - CVA		8,077,806
					13,636,446
			United States-6.2%
36,224			Accenture, PLC - Class "A"		2,408,896
106,836			Philip Morris International, Inc.		8,935,763
					11,344,659
			France-5.0%
37,434			Bureau Veritas SA		4,192,508
22,365			Essilor International SA		2,253,009
22,674			Pernod Ricard SA		2,627,552
					9,073,069
			Denmark-3.2%
36,311			Novo Nordisk A/S - Series "B"		5,905,657
			Germany-2.7%
62,498			SAP AG		5,019,695
			Hong Kong-2.6%
417,036			L'Occitane International SA		1,334,446
764,773			Sands China, Ltd.		3,419,044
					4,753,490
			Belgium-2.6%
53,742			Anheuser-Busch Inbev NV		4,674,572
			Australia-2.3%
110,660			Coca-Cola Amatil, Ltd.		1,554,760
114,831			Newcrest Mining, Ltd.		2,685,547
1,369			Ramsay Health Care, Ltd.		39,037
					4,279,344
			Ireland-1.8%
40,870			Paddy Power, PLC		3,348,808
			Mexico-1.1%
610,867			Wal-Mart de Mexico SAB de CV		1,984,165
			Japan-.9%
17,100			Daito Trust Construction Company, Ltd.		1,619,300
Total Value of Common Stocks (cost $128,382,061)					174,640,565
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
$3,000	M		Fannie Mae, 0.115%, 2/27/2013		2,999,454
			Federal Home Loan Bank:
2,500	M		0.025%, 1/16/2013		2,499,974
1,000	M		0.115%, 3/6/2013		999,795
Total Value of Short-Term U.S. Government Agency Obligations (cost $6,499,223)					6,499,223
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.1%
2,000	M		U.S. Treasury Bills, Zero Coupon, 1/10/2013 (cost $2,000,010)		2,000,010
Total Value of Investments (cost $136,881,294)			100.3%		183,139,798
Excess of Liabilities Over Other Assets			(0.3)		(558,075)
Net Assets			100.0%		$ 182,581,723

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2012, the Fund held one security that was fair valued by the Valuation Committee with a value of $22,857 representing 0% of the Fund's net assets.

At December 31, 2012, the cost of investments for federal income tax purposes was
$137,452,624. Accumulated net unrealized appreciation on investments was
$45,687,174, consisting of $48,005,804 gross unrealized appreciation and $2,318,630 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2		Level 3	Total
Common Stocks
United Kingdom	$-	$46,377,898		$22,857	$46,400,755
India	207,835	23,458,634		-	23,666,469
Switzerland	-	23,396,113		-	23,396,113
Canada	15,538,023	-		-	15,538,023
Netherlands	3,369,590	10,266,856		-	13,636,446
United States	11,344,659	-		-	11,344,659
France	-	9,073,069		-	9,073,069
Denmark	-	5,905,657		-	5,905,657
Germany	-	5,019,695		-	5,019,695
Hong Kong	-	4,753,490		-	4,753,490
Belgium	-	4,674,572		-	4,674,572
Australia	-	4,279,344		-	4,279,344
Ireland	-	3,348,808		-	3,348,808
Mexico	1,984,165	-		-	1,984,165
Japan	-	1,619,300		-	1,619,300
Short-Term U.S. Government
Agency Obligations	-	6,499,223		-	6,499,223
Short-Term U.S. Government
Obligations	-	2,000,010		-	2,000,010
Total Investments in Securities	$32,444,272	$150,672,669	*	$22,857	$183,139,798

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $142,173,436 of investment securities were classified as Level 2 instead of Level 1.

During the period ended December 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2012	$-
Purchases	22,857
Sales	-
Change in unrealized
appreciation (depreciation)	-
Realized gain (loss)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, December 31, 2012	$22,857

The following is a summary of Level 3 inputs by industry

Industrials	$22,857

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq
Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices.
Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock
Exchange that could have a material impact on the value of any securities that are held by the Funds.
Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At December 31, 2012, fair value estimates were was used for certain foreign securities in the
Global and International Funds' portfolios.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and
Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC
820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied.
Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-
term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the
Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2012, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 27, 2013